Schedule of Investments (unaudited) September 30, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(a)(b)	$47	$—
Sterling Coofs Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	1,012	10,119
Series 2004-2, Class Note, 2.08%, 03/30/30(c)	763	7,637

Total Asset-Backed Securities — 0.0% (Cost: $211,667)		17,756

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.7%
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 16.35%, 08/25/23(d)	16	16,953
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	1,233	1,327,142
Series 2018-4, Class MA, 3.50%, 03/25/58	6,187	6,668,574
Series 2019-1, Class MA, 3.50%, 07/25/58	1,978	2,136,281
Series 2019-2, Class MA, 3.50%, 08/25/58	718	781,889

		10,930,839

Commercial Mortgage-Backed Securities — 0.8%
CSAIL Commercial Mortgage Trust(b)
Series 2018-C14, Class XA, 0.73%, 11/15/51	2,387	85,704
Series 2019-C16, Class XA, 1.73%, 06/15/52	6,468	685,781
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.11%, 06/15/35(c)(d)	290	279,018
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(c)	1,717	1,826,992
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.91%, 05/15/51(b)	5,046	229,245

		3,106,740

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	223	44,793
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37	29,890	299
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)	11,863	12

		45,104

Mortgage-Backed Securities(b) — 0.7%
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29	1,510	1,621,187
Series 2019-SB61, Class A10F, 3.17%, 01/25/29	1,136	1,228,293

		2,849,480

Principal Only Collateralized Mortgage Obligations(e) — 0.1%
CHL Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23	12	11,213

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust, Series 2005- A15, Class 1A8, 0.00%, 02/25/36	$170		$137,958
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	87		63,098

			212,269

Total Non-Agency Mortgage-Backed Securities — 4.3% (Cost: $16,079,349)			17,144,432

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.0%
Federal Housing Administration, USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23(a)	460		467,438
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000		11,611,735

			12,079,173

Collateralized Mortgage Obligations — 70.7%
Fannie Mae Mortgage-Backed Securities
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(d)	28		31,666
Series 2003-135, Class PB, 6.00%, 01/25/34	1,599		1,646,154
Series 2004-31, Class ZG, 7.50%, 05/25/34	3,560		4,427,529
Series 2004-84, Class SD, (1 mo. LIBOR US + 12.75%), 12.50%, 04/25/34(d)	1,710		1,976,727
Series 2005-73, Class DS, (1 mo. LIBOR US + 17.55%), 17.16%, 08/25/35(d)	104		137,123
Series 2010-134, Class DB, 4.50%, 12/25/40	7,000		8,395,420
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,593,943
Series 2010-47, Class JB, 5.00%, 05/25/30	4,784		5,366,493
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		17,097,487
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,955		4,337,460
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		50,440,819
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		2,058,471
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		8,380,485
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,869,163
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.06%, 05/25/48(d)	10,452		11,898,777
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		2,416,987
Series G-7, Class S, (1 mo. LIBOR US + 1144.57%), 1,124.82%, 03/25/21(d)	—	(f)	1
Freddie Mac Mortgage-Backed Securities
Series 0040, Class K, 6.50%, 08/17/24	29		31,026
Series 1160, Class F, (1 mo. LIBOR US + 40.16%), 39.51%, 10/15/21(d)	1		687
Series 2218, Class Z, 8.50%, 03/15/30	887		1,049,351
Series 2542, Class UC, 6.00%, 12/15/22	331		341,067
Series 2731, Class ZA, 4.50%, 01/15/34	2,940		3,292,181
Series 2927, Class BZ, 5.50%, 02/15/35	3,394		3,853,899
Series 3688, Class PB, 4.50%, 08/15/32	1,154		1,163,840
Series 3745, Class ZA, 4.00%, 10/15/40	1,293		1,478,522
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,418,051
Series 3780, Class ZA, 4.00%, 12/15/40	2,921		3,373,710
Series 3856, Class PB, 5.00%, 05/15/41	10,000		11,644,297
Series 3960, Class PL, 4.00%, 11/15/41	2,859		3,413,121
Series 3963, Class JB, 4.50%, 11/15/41	800		929,136

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued)
Series 4016, Class BX, 4.00%, 09/15/41	$15,408		$18,389,517
Series 4269, Class PM, 4.00%, 08/15/41	8,884		10,951,719
Series 4299, Class JY, 4.00%, 01/15/44	1,000		1,205,642
Series 4316, Class VB, 4.50%, 03/15/34	10,787		11,660,903
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,616,580
Series 4471, Class JB, 3.50%, 09/15/43	3,932		4,388,406
Series 4615, Class LB, 4.50%, 09/15/41	8,000		9,915,429
Series 4748, Class BM, 3.50%, 11/15/47	3,351		4,056,941
Series 4774, Class L, 4.50%, 03/15/48	10,000		11,395,188
Series 4830, Class AV, 4.00%, 10/15/33	1,069		1,263,237
Series 4880, Class LG, 3.50%, 05/15/49	2,196		2,529,204
Ginnie Mae Mortgage-Backed Securities
Series 2011-80, Class PB, 4.00%, 10/20/39	1,205		1,213,949
Series 2011-88, Class PY, 4.00%, 06/20/41	14,652		16,115,597
Series 2012-16, Class HJ, 4.00%, 09/20/40	9,733		10,639,064
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,715		8,910,334
Series 2018-91, Class ZL, 4.00%, 07/20/48	5,605		6,499,497

			283,814,800

Interest Only Collateralized Mortgage Obligations — 11.3%
Fannie Mae Mortgage-Backed Securities
Series 094, Class 2, 9.50%, 08/25/21	—	(f)	1
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(d)	19		212
Series 1997-90, Class M, 6.00%, 01/25/28	421		27,500
Series 1999-W4, Class IO, 6.50%, 12/25/28	61		4,451
Series 2006-36, Class PS, (1 mo. LIBOR US + 6.60%), 6.45%, 05/25/36(d)	3,715		866,773
Series 2011-134, Class ST, (1 mo. LIBOR US + 6.00%), 5.85%, 12/25/41(d)	24,518		5,204,192
Series 2012-96, Class DI, 4.00%, 02/25/27	962		22,675
Series 2013-10, Class PI, 3.00%, 02/25/43	6,432		508,181
Series 2013-45, Class EI, 4.00%, 04/25/43	2,780		228,898
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.10%, 09/25/45(d)	18,730		3,743,333
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.00%, 09/25/47(d)	32,575		7,313,061
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.90%, 06/25/49(d)	16,224		3,434,926
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.95%, 07/25/49(d)	5,542		1,000,383
Series 2020-12, Class JI, 4.50%, 03/25/50	14,263		2,521,217
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(d)	8		78
Freddie Mac Mortgage-Backed Securities
Series 3744, Class PI, 4.00%, 06/15/39	3,710		221,082
Series 3796, Class WS, (1 mo. LIBOR US + 6.55%), 6.40%, 02/15/40(d)	2,103		179,828
Series 3923, Class SD, (1 mo. LIBOR US + 6.00%), 5.85%, 09/15/41(d)	31,533		6,479,083
Series 3954, Class SL, (1 mo. LIBOR US + 6.00%), 5.85%, 11/15/41(d)	18,248		3,907,787
Series 4026, Class IO, 4.50%, 04/15/32	1,218		123,903
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 6.00%, 10/15/42(d)	482		84,783
Series 4706, Class IG, 4.00%, 07/15/47	20,514		2,104,831
Ginnie Mae Mortgage-Backed Securities(d)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.32%, 12/16/39	630		110,036

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities(d) (continued)
Series 2011-52, Class MJ, (1 mo. LIBOR US + 6.65%), 6.49%, 04/20/41	$4,959		$760,805
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.52%, 04/16/41	6,049		1,289,603
Series 2012-97, Class JS, (1 mo. LIBOR US + 6.25%), 6.10%, 08/16/42	9,545		1,342,443
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.04%, 07/20/47	19,481		3,881,828

			45,361,893

Mortgage-Backed Securities — 60.0%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(g)	51,026		57,613,803
Freddie Mac Mortgage-Backed Securities
5.00%, 02/01/22 - 04/01/22	16		16,805
5.50%, 01/01/39(g)	8,488		10,003,009
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.11%, 01/25/28(b)	306		314,188
Ginnie Mae Mortgage-Backed Securities
9.00%, 02/15/21 - 09/15/21	—	(f)	109
8.00%, 10/15/22 - 08/15/27	15		15,658
7.50%, 02/15/23 - 11/15/23	22		22,955
5.00%, 10/20/39(g)	2,000		2,281,268
Series 2013-63, Class IO, 0.83%, 09/16/51(b)	7,956		189,658
Series 2014-169, Class IO, 0.77%, 10/16/56(b)	26,645		993,360
Series 2016-113, Class IO, 1.16%, 02/16/58(b)	7,562		562,277
Series 2017-64, Class IO, 0.68%, 11/16/57(b)	2,488		136,315
Uniform Mortgage-Backed Securities
5.50%, 10/01/21 - 10/01/39(g)	6,457		7,482,826
7.50%, 02/01/22	—	(f)	1
5.00%, 01/01/23 - 10/14/50(g)(h)	26,667		30,171,098
4.50%, 08/01/25 - 09/01/49(g)	35,948		40,372,313
2.50%, 10/19/35(h)	180		187,959
6.50%, 12/01/37 - 10/01/39	2,343		2,770,623
4.00%, 01/01/41 - 08/01/49(g)	43,925		48,288,126
3.00%, 10/01/50 - 10/14/50(h)	9,200		9,636,820
2.00%, 10/14/50(h)	25,000		25,847,656
3.50%, 10/14/50(h)	3,664		3,863,087

			240,769,914

Principal Only Collateralized Mortgage Obligations(e) — 0.0%
Fannie Mae Mortgage-Backed Securities
Series 1991-7, Class J, 0.00%, 02/25/21	—	(f)	41
Series 1993-51, Class E, 0.00%, 02/25/23	4		3,735
Series 1993-70, Class A, 0.00%, 05/25/23	1		740
Series 1999-W4, Class PO, 0.00%, 02/25/29	27		27,228
Series 2002-13, Class PR, 0.00%, 03/25/32	45		43,379
Series 203, Class 1, 0.00%, 02/25/23	1		1,126
Series 228, Class 1, 0.00%, 06/25/23	1		645
Series G93-2, Class KB, 0.00%, 01/25/23	10		10,255
Freddie Mac Mortgage-Backed Securities
Series 1418, Class M, 0.00%, 11/15/22	4		3,708

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (continued)

Freddie Mac Mortgage-Backed Securities (continued)
Series 1571, Class G, 0.00%, 08/15/23	$32	$31,768
Series 1691, Class B, 0.00%, 03/15/24	81	79,437

		202,062

Total U.S. Government Sponsored Agency Securities — 145.0% (Cost: $547,636,619)		582,227,842

Total Long-Term Investments — 149.3% (Cost: $563,927,635)		599,390,030

Short-Term Securities

Borrowed Bond Agreement(i)(j) — 0.3%
Credit Suisse AG, 0.70%, open (Purchased on 07/09/20 to be repurchased at $1,040,773. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $1,176,375, respectively)	1,200	1,200,124

	Shares

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(k)(l)	7,931,748	7,931,748

Total Short-Term Securities — 2.3% (Cost: $9,131,872)		9,131,872

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 151.6% (Cost: $573,059,507)		608,521,902

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	(1,176,375)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(1,176,375)

Security	Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (1.2)%
Uniform Mortgage-Backed Securities, 3.00%, 10/14/50(h)	$(4,600)	$(4,817,152)

Total TBA Sale Commitments — (1.2)% (Proceeds: $(4,836,469))		(4,817,152)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 150.1% (Cost: $567,380,691)		602,528,375

Liabilities in Excess of Other Assets — (50.1)%		(201,142,110)

Net Assets — 100.0%		$401,386,265

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Zero-coupon bond.
(f)	Amount is less than 500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Represents or includes a TBA transaction.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after period end.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,451,861	$—	$(3,520,113	)(a)	$—	$—	$7,931,748	7,931,748	$22,349	—

(a)	Represents net amount purchased (sold).

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30 2020	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas S.A	0.18%	09/11/20	10/14/20	$2,203,684	$2,203,871	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	794,081	794,149	U.S.Government SponsoredAgency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	4,241,648	4,242,008	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,780,856	2,781,092	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,217,909	2,218,097	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	5,037,605	5,038,033	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,383,431	2,383,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	3,414,761	3,415,051	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	3,051,195	3,051,455	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	7,120,070	7,120,675	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	6,403,258	6,403,803	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	1,818,310	1,818,464	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	4,019,895	4,020,236	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	1,787,622	1,787,774	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	5,076,296	5,076,728	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	5,721,270	5,721,756	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,111,845	2,112,025	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	39,252,916	39,256,253	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,395,882	2,396,086	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	16,819,766	16,821,196	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/11/20	10/14/20	2,028,667	2,028,839	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc	0.19	09/11/20	10/14/20	14,083,318	14,084,581	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	09/11/20	10/14/20	7,280,130	7,280,783	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	09/11/20	10/14/20	8,015,796	8,016,515	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	09/11/20	10/14/20	7,817,345	7,818,047	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	09/11/20	10/14/20	9,731,908	9,732,781	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A	0.18	09/21/20	10/14/20	1,592,445	1,594,548	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$169,201,909	$169,218,480

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
90-Day Euro-Dollar	6	12/14/20	$ 1,496	$(533)
10-Year U.S. Treasury Note	176	12/21/20	24,558	(84,842)
10-Year U.S. Ultra Treasury Note	189	12/21/20	30,225	(137,778)
Long U.S. Treasury Bond	416	12/21/20	73,333	869,720
5-Year U.S. Treasury Note	157	12/31/20	19,787	(23,073)
90-Day Euro-Dollar	7	03/15/21	1,747	(185)
90-Day Euro-Dollar	7	06/14/21	1,747	(85)
90-Day Euro-Dollar	6	09/13/21	1,497	(83)
90-Day Euro-Dollar	9	12/13/21	2,245	(5,237)
90-Day Euro-Dollar	6	03/14/22	1,497	217
90-Day Euro-Dollar	7	06/13/22	1,746	340
90-Day Euro-Dollar	7	09/19/22	1,746	340

				$618,801

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.30%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/31/23	USD	14,100	$(872,879)	$130	$(873,009)
2.35%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	08/31/23	USD	12,100	(765,661)	112	(765,773)
1.41%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	11/30/23	USD	4,900	(200,303)	49	(200,352)
1.70%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	11/30/23	USD	1,500	(76,896)	15	(76,911)
0.72%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A	03/13/25	USD	22,270	(404,725)	267	(404,992)

								$(2,320,464)	$573	$(2,321,037)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
3-Month LIBOR, 0.24%	Quarterly	3.43%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	$96,571	$(14,548)	$111,119
3-Month LIBOR, 0.24%	Quarterly	5.41%	Semi-Annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	991,424	—	991,424

									$1,087,995	$(14,548)	$1,102,543

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$17,756	$17,756
Non-Agency Mortgage-Backed Securities	—	17,144,432	—	17,144,432
U.S. Government Sponsored Agency Securities	—	581,760,404	467,438	582,227,842
Short-Term Securities
Borrowed Bond Agreement	—	1,200,124	—	1,200,124
Money Market Funds	7,931,748	—	—	7,931,748
Liabilities
Investments
Borrowed Bonds	—	(1,176,375)	—	(1,176,375)
TBA Sale Commitments	—	(4,817,152)	—	(4,817,152)

	$7,931,748	$594,111,433	$485,194	$602,528,375

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$870,617	$1,102,543	$—	$1,973,160
Liabilities
Interest Rate Contracts	(251,816)	(2,321,037)	—	(2,572,853)

	$618,801	$(1,218,494)	$—	$(599,693)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $169,218,480 are categorized as Level 2 within the disclosure hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

IO	Interest Only

LIBOR	London Interbank Offered Rate

PO	Principal Only

TBA	To-Be-Announced

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